Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands										1 Months Ended		12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Jul. 07, 2021 $ / shares shares	Dec. 14, 2020 CNY (¥) shares	Dec. 14, 2020 USD ($) shares	Aug. 27, 2020 CNY (¥) shares	Aug. 27, 2020 USD ($) $ / shares shares	Aug. 06, 2020 $ / shares shares	Jun. 28, 2020 $ / shares shares	Aug. 31, 2020 CNY (¥)	Sep. 30, 2019 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Dec. 08, 2021 $ / shares shares	Mar. 30, 2020 $ / shares shares
Stockholders Equity Note [Line Items]
Common stock par or stated value per share | $ / shares															$ 0.00001
Stock issued during period shares new issues											7,612,147
Proceeds from initial public offering, net of issuance costs | ¥												¥ 0	¥ 0	¥ 11,410,386
Stock Issued During Period Shares											7,612,147
IPO [Member]
Stockholders Equity Note [Line Items]
Sale of stock number of shares issued in transaction						229,386,666	229,386,666
Proceeds from initial public offering, net of issuance costs						¥ 11,409,248	$ 1,655,678			¥ 11,409,248
Treasury Stock [Member]
Stockholders Equity Note [Line Items]
Issuance of ordinary shares for the vested Restricted Share Units ("RSUs")														17,643,400
Success Sharing Development Holding Limited [Member]
Stockholders Equity Note [Line Items]
Common stock par or stated value per share | $ / shares									$ 0.00001
Stock repurchased and retired during period shares									100,442,575
Quack Holding Limited [Member]
Stockholders Equity Note [Line Items]
Common stock par or stated value per share | $ / shares								$ 0.00001	$ 0.00001
Stock issued during period shares new issues								14,850,560	17,643,400
Stock Issued During Period Shares								14,850,560	17,643,400
XPeng Fortune Holding Limited [Member]
Stockholders Equity Note [Line Items]
Common stock par or stated value per share | $ / shares								$ 0.00001	$ 0.00001
Stock issued during period shares new issues								9,695,210	33,349,070
Stock Issued During Period Shares								9,695,210	33,349,070
Common Class A [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized	9,250,000,000	9,250,000,000					8,850,000,000								9,250,000,000	3,492,799,650
Common stock par or stated value per share | $ / shares	$ 0.00001	$ 0.00001
Common stock shares issued	1,376,693,799	1,302,911,192												971,341,066
Common stock shares outstanding	1,371,774,629	1,291,039,502												928,296,786
Stock issued during period shares new issues	12,644,728	35,868,362
Stock Issued During Period Shares	12,644,728	35,868,362
Common Class A [Member] | Director [Member]
Stockholders Equity Note [Line Items]
Stock Conversion Basis												one-on-one
Conversion of Stock, Shares Converted												61,137,879
Common Class A [Member] | Share Issue Period One [Member]
Stockholders Equity Note [Line Items]
Common stock shares outstanding	2,030,152	26,471,648
Common Class A [Member] | Follow On Offering [Member]
Stockholders Equity Note [Line Items]
Stock issued during period shares new issues				110,400,000	110,400,000
Proceeds from issuance of Ordinary Shares				¥ 15,980,227	$ 2,444,930
Stock Issued During Period Shares				110,400,000	110,400,000
Common Class A [Member] | Global Offering [Member]
Stockholders Equity Note [Line Items]
Stock issued during period shares new issues			97,083,300
Stock Issued During Period Shares			97,083,300
Share Price | $ / shares			$ 165
Stock Conversion Basis			one-on-one
Common Class A [Member] | Treasury Stock [Member]
Stockholders Equity Note [Line Items]
Treasury shares outstanding	10,614,576	9,396,714
Common Class A [Member] | XPeng Fortune Holding Limited [Member]
Stockholders Equity Note [Line Items]
Issuance of ordinary shares for the vested Restricted Share Units ("RSUs")		40,569,304
Common Class A [Member] | XPeng Inc [Member]
Stockholders Equity Note [Line Items]
Issuance of ordinary shares for the vested Restricted Share Units ("RSUs")	17,567,096
Common Class B [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized	750,000,000	750,000,000					750,000,000								750,000,000	750,000,000
Common stock par or stated value per share | $ / shares	$ 0.00001	$ 0.00001					$ 0.00001									$ 0.00001
Common stock shares issued	348,708,257	409,846,136
Common stock shares outstanding	348,708,257	409,846,136												429,846,136
Common Class C [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized							400,000,000
Common stock shares issued														178,618,464